Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	September 30
	2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Leasehold improvements	$31,804	$19,468	$12,336
Fixtures, furniture, and equipment	13,598	7,422	6,176
Computer hardware	7,201	4,423	2,778
Signs	6,606	4,839	1,767
Vehicle	77	28	49
Land	51	-	51
	$59,337	$36,180	$23,157

	September 30
	2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Leasehold improvements	$28,887	$15,491	$13,396
Fixtures, furniture, and equipment	12,794	6,444	6,350
Computer hardware	6,463	3,596	2,867
Signs	7,533	4,670	2,863
Vehicle	77	15	62
Land	51	-	51
	$55,805	$30,216	$25,589

Schedule of Capital Leased Assets [Table Text Block]

Property and equipment includes the following capital leases:

	September 30
	2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Computer hardware	$2,814	$1,761	$1,053
Fixtures, furniture and equipment	1,661	851	810
	$4,475	$2,612	$1,863

	September 30
	2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Computer hardware	$2,171	$1,163	$1,008
Fixtures, furniture and equipment	903	653	250
	$3,074	$1,816	$1,258